April 29, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	ING Variable Products Trust
SEC File Nos. 033-73140; 811-8220

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (“1933 Act”) this is to certify that the Prospectuses and the Statement of Additional Information that would be filed pursuant to 497(c) under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on Form N-1A.

Should you have any questions or comments regarding this filing, please contact Jay Stamper at 480-477-2660 or the undersigned at 480-477-2649.

Very truly yours,

/s/ Paul A. Caldarelli

Paul A. Caldarelli

Vice President and Senior Counsel

ING Investment Management – ING Funds

Attachment

cc:	Huey P. Falgout, Jr., Esq.
ING Investments, LLC

Jeffrey S. Puretz, Esq.

Dechert LLP